Commitments and Contingencies (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments
Total rent expense for operating leases	$ 303	$ 252	$ 267
Minimum
Commitments
Term of programming contracts	1 year
Maximum
Commitments
Term of programming contracts	10 years